Inventories (Summary Of Inventory) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventories [Abstract]
Crude oil and blendstocks			$ 1,191
Refined products and blendstocks - FIFO basis	294,347	372,531
Less LIFO reserve - refined products and blendstocks	(313,583)	(307,706)
Refined products and blendstocks - LIFO basis	(19,236)	64,825	75,128
Store merchandise for resale	91,299	97,058	96,473
Corn based products	12,175	12,447	38,923
Materials and supplies	4,662	4,725	5,679
Total inventory	$ 88,900	$ 179,055	$ 217,394